Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income	$ 5,239	$ 4,644	$ 4,592
Other comprehensive income (loss):
Foreign currency translation adjustments, net of tax	(100)	(35)	(30)
Net cash flow hedges, net of tax	2	4	3
Pension and other postretirement benefits, net of tax	(43)	(37)	59
Net other comprehensive income (loss)	(141)	(68)	32
Comprehensive income	5,098	4,576	4,624
Comprehensive income attributable to noncontrolling interest	(2)	0	0
Comprehensive income attributable to CVS Health	$ 5,096	$ 4,576	$ 4,624